Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jul. 01, 2020	May 29, 2020	Dec. 31, 2019	Oct. 22, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	22,510,038	22,510,038
Debt, fair value	$ 156,800	$ 154,900
Debt, carrying value	$ 153,285	$ 147,800
Royalty obligation, metal price discount rate	5.00%	5.00%
Royalty obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Royalty obligation, fair value	$ 117,800	$ 148,400
Royalty obligation, carrying value	$ 30,000	$ 30,000
Seller Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	12,621,623	12,621,623	12,700,000	12,700,000	12,621,623	12,721,623